Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 73.2%	Shares	Value
Aerospace & Defense - 5.5%
ATI, Inc. (a)	3,794	$551,875
Boeing Co. (a)	2,249	447,618
Bombardier, Inc. - Class B (a)	6,105	1,076,244
Embraer SA - ADR	14,550	863,397
General Dynamics Corp. (b)	2,686	921,889
Kratos Defense & Security Solutions, Inc. (a)(b)	18,165	1,280,814
L3Harris Technologies, Inc. (b)	3,107	1,072,381
Leonardo DRS, Inc.	7,686	342,181
Northrop Grumman Corp. (b)	1,608	1,097,042
		7,653,441

Agriculture - 1.0%
Archer-Daniels-Midland Co.	9,750	708,728
Bunge Global SA	5,220	663,984
		1,372,712

Apparel - 0.3%
Kering SA	1,502	444,076

Auto Manufacturers - 0.4%
Bayerische Motoren Werke AG	2,467	221,715
Mercedes-Benz Group AG	6,795	410,174
		631,889

Banks - 1.7%
Bank of Nova Scotia (b)	18,768	1,300,810
NU Holdings Ltd. - Class A (a)	14,440	207,503
Toronto-Dominion Bank (b)	10,055	938,232
		2,446,545

Beverages - 1.5%
Anheuser-Busch InBev SA - ADR	9,971	691,688
Monster Beverage Corp. (a)	10,239	741,918
PepsiCo, Inc.	4,623	717,906
		2,151,512

Biotechnology - 1.9%
Biogen, Inc. (a)	3,544	649,722
Corteva, Inc. (b)	13,371	1,119,286
Illumina, Inc. (a)	3,166	390,241
Regeneron Pharmaceuticals, Inc.	596	460,494
		2,619,743

Building Materials - 0.7%
Armstrong World Industries, Inc.	798	131,510
Griffon Corp.	5,771	419,436
Martin Marietta Materials, Inc.	780	459,171
		1,010,117

Chemicals - 2.8%
Albemarle Corp.	2,764	496,221
Balchem Corp.	3,877	657,074
CF Industries Holdings, Inc.	3,775	490,146
Ecolab, Inc.	3,706	985,870
LyondellBasell Industries NV - Class A	5,165	416,092
Mosaic Co.	8,209	209,330
Nutrien Ltd.	8,983	677,857
		3,932,590

Coal - 0.8%
Alpha Metallurgical Resources, Inc. (a)	1,494	306,673
Core Natural Resources, Inc.	2,873	300,889
Warrior Met Coal, Inc.	5,744	535,054
		1,142,616

Commercial Services - 1.2%
Quanta Services, Inc.	1,769	971,216
UL Solutions, Inc.	6,264	536,888
United Rentals, Inc.	263	191,611
		1,699,715

Computers - 4.1%
Lumentum Holdings, Inc. (a)	4,582	3,220,046
Western Digital Corp. (b)	9,418	2,547,475
		5,767,521

Distribution & Wholesale - 0.7%
WW Grainger, Inc.	838	914,099

Diversified Financial Services - 0.1%
Galaxy Digital, Inc. - Class A (a)	4,159	76,734

Electric - 2.2%
NextEra Energy, Inc.	8,968	832,948
Ormat Technologies, Inc.	6,334	708,901
RWE AG	22,359	1,485,963
		3,027,812

Electrical Components & Equipment - 1.4%
AZZ, Inc. (b)	16,194	2,026,355

Electronics - 2.8%
Atmus Filtration Technologies, Inc.	12,726	722,455
Coherent Corp. (a)	3,393	808,246
Keysight Technologies, Inc. (a)	2,548	719,479
nVent Electric PLC	9,126	1,079,423
TE Connectivity PLC	2,541	531,120
		3,860,723

Energy - Alternate Sources - 0.5%
Nextpower, Inc. - Class A (a)	5,756	693,886
		693,886

Engineering & Construction - 1.9%
Granite Construction, Inc.	5,235	627,572
MasTec, Inc. (a)	3,405	1,095,525
Vinci SA	6,767	1,000,742
		2,723,839

Entertainment - 1.0%
TKO Group Holdings, Inc. - Class A (b)	7,171	1,446,032

Environmental Control - 0.8%
Clean Harbors, Inc. (a)	3,694	1,059,181

Food - 0.9%
Hershey Co.	3,179	660,882
Tyson Foods, Inc. - Class A	10,435	668,571
		1,329,453

Healthcare - Products - 1.1%
Danaher Corp.		437	82,855
Edwards Lifesciences Corp. (a)		9,616	770,049
IDEXX Laboratories, Inc. (a)		766	430,408
Thermo Fisher Scientific, Inc.		428	210,375
			1,493,687

Insurance - 0.9%
Arch Capital Group Ltd. (a)		10,528	1,010,583
Prudential Financial, Inc.		2,134	208,470
			1,219,053

Investment Companies - 0.4%
Bitdeer Technologies Group - Class A (a)		2,651	22,931
IREN Ltd. (a)		15,434	529,078
			552,009

Iron & Steel - 3.0%
Carpenter Technology Corp.		5,322	2,097,666
Nucor Corp.		3,262	551,604
Steel Dynamics, Inc.		3,654	657,720
Vale SA - ADR		53,646	853,508
			4,160,498

Leisure Time - 0.5%
Amer Sports, Inc. (a)		8,479	279,129
Brunswick Corp.		5,412	393,777
			672,906

Machinery - Construction & Mining - 2.0%
Bloom Energy Corp. - Class A (a)		8,776	1,189,060
BWX Technologies, Inc.		4,216	862,130
GE Vernova, Inc. (b)		839	732,363
			2,783,553

Machinery - Diversified - 0.7%
AGCO Corp.		3,619	419,333
Rockwell Automation, Inc.		1,426	511,763
			931,096

Metal Fabricate & Hardware - 2.1%
Advanced Drainage Systems, Inc.		2,407	330,072
RBC Bearings, Inc. (a)		1,695	920,588
Tenaris SA - ADR		12,075	702,524
Valmont Industries, Inc.		2,535	1,012,910
			2,966,094

Mining - 7.2%
Agnico Eagle Mines Ltd. (b)		8,180	1,660,376
Alamos Gold, Inc. - Class A		17,560	780,191
Anglogold Ashanti PLC		14,472	1,408,994
BHP Group Ltd. - ADR		10,854	789,520
Cameco Corp.		5,715	620,706
Centrus Energy Corp. - Class A (a)		3,519	610,863
Lundin Mining Corp.		42,145	1,047,623
MP Materials Corp. (a)		8,227	397,035
NexGen Energy Ltd. (a)		37,542	435,487
Rio Tinto PLC - ADR		10,937	1,020,313
Southern Copper Corp.		5,178	890,865
Teck Resources Ltd. - Class B		8,080	418,140
			10,080,113

Miscellaneous Manufacturing - 0.9%
ITT, Inc.		6,296	1,199,577

Oil & Gas - 3.6%
BP PLC - ADR		21,366	1,004,202
Devon Energy Corp.		14,865	748,007
EQT Corp.		8,770	558,123
Equinor ASA - ADR		13,924	587,593
Suncor Energy, Inc.		16,860	1,114,614
TotalEnergies SE		12,025	1,094,034
			5,106,573

Oil & Gas Services - 1.2%
Halliburton Co.		16,181	630,897
Kodiak Gas Services, Inc.		18,188	1,060,724
			1,691,621

Packaging & Containers - 0.3%
Crown Holdings, Inc.		4,492	450,323

Pharmaceuticals - 2.4%
Becton Dickinson & Co.		3,943	619,958
CVS Health Corp.		8,683	623,613
GSK PLC - ADR		12,902	712,061
Merck & Co., Inc.		6,458	776,833
Pfizer, Inc.		19,986	561,207
			3,293,672

Pipelines - 1.2%
Cheniere Energy, Inc.		2,058	583,978
Golar LNG Ltd.		19,246	1,041,401
			1,625,379

Retail - 1.7%
Ferguson Enterprises, Inc.		2,187	510,139
Restaurant Brands International, Inc.		8,101	598,664
Ross Stores, Inc.		5,776	1,251,255
			2,360,058

Semiconductors - 2.9%
Advanced Micro Devices, Inc. (a)		2,325	472,975
KLA Corp.		517	761,236
Lam Research Corp.		5,257	1,123,211
Micron Technology, Inc.		3,684	1,244,602
NVIDIA Corp.		2,741	478,030
			4,080,054

Shipbuilding - 0.6%
Huntington Ingalls Industries, Inc.		2,317	880,228

Software - 0.6%
Clear Secure, Inc. - Class A		11,376	550,712
Cloudflare, Inc. - Class A (a)		1,293	266,798
			817,510

Telecommunications - 0.9%
America Movil SAB de CV - ADR		37,043	943,856
Applied Digital Corp. (a)		13,165	312,537
			1,256,393

Transportation - 3.2%
Canadian National Railway Co.		4,735	486,616
Canadian Pacific Kansas City Ltd.		5,941	467,319
CH Robinson Worldwide, Inc.		4,522	750,969
Frontline PLC		18,109	631,280
Kirby Corp. (a)		6,272	833,423
Norfolk Southern Corp. (b)		2,950	846,650
Scorpio Tankers, Inc.		6,567	490,292
			4,506,549

Trucking & Leasing - 0.6%
GATX Corp.		4,789	817,674

Water - 1.0%
Essential Utilities, Inc.		15,204	612,265
Veolia Environnement SA		21,406	805,532
			1,417,797
TOTAL COMMON STOCKS (Cost $68,554,992)			102,393,008

INVESTMENT COMPANIES - 0.4%
Sprott Physical Uranium Trust (a)		27,295	549,596
TOTAL INVESTMENT COMPANIES (Cost $530,649)			549,596

EXCHANGE TRADED FUNDS - 10.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF		13,381	1,256,877
iShares MBS ETF		11,439	1,086,133
iShares National Muni Bond ETF		39,960	4,241,754
iShares Preferred and Income Securities ETF		40,663	1,232,902
iShares TIPS Bond ETF (b)		19,159	2,114,387
State Street SPDR Bloomberg Convertible Securities ETF (b)		18,371	1,681,314
Vanguard Intermediate-Term Corporate Bond ETF		13,653	1,129,786
Vanguard Short-Term Corporate Bond ETF (b)		25,526	2,023,446
TOTAL EXCHANGE TRADED FUNDS (Cost $14,330,778)			14,766,599

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Public Storage		2,075	562,076
Realty Income Corp.		18,442	1,128,282
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,715,979)			1,690,358

PURCHASED OPTIONS - 0.3% (a)(c)(d)(g)	Notional Amount	Contracts
Call Options - 0.3%
ConocoPhillips, Expiration: 06/18/2026; Exercise Price: $120.00	$ 567,600	43	68,477
Linde PLC, Expiration: 06/18/2026; Exercise Price: $490.00	644,488	13	36,790
Marvell Technology, Inc., Expiration: 06/18/2026; Exercise Price: $97.50	99,050	10	12,125
Occidental Petroleum Corp., Expiration: 06/18/2026; Exercise Price: $50.00	468,000	72	115,020
ON Semiconductor Corp., Expiration: 06/18/2026; Exercise Price: $60.00	396,288	64	47,520
SLB Ltd., Expiration: 06/18/2026; Exercise Price: $45.00	611,541	119	96,093
United Parcel Service, Inc., Expiration: 06/18/2026; Exercise Price: $100.00	314,816	32	17,520
Total Call Options			393,545

Put Options - 0.0% (e)
Autodesk, Inc., Expiration: 06/18/2026; Exercise Price: $250.00	263,340	11	26,180
Ferrari NV, Expiration: 04/17/2026; Exercise Price: $360.00	575,365	17	41,310
Total Put Options			67,490
TOTAL PURCHASED OPTIONS (Cost $301,224)			461,035

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.5%		Shares
First American Government Obligations Fund - Class X, 3.58% (f)		13,329,535	13,329,535
TOTAL MONEY MARKET FUNDS (Cost $13,329,535)			13,329,535

TOTAL INVESTMENTS - 95.2% (Cost $98,763,157)			133,190,131
Other Assets in Excess of Liabilities - 4.8%			6,783,612
TOTAL NET ASSETS - 100.0%			$139,973,743

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SPDR - Standard & Poor’s Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of March 31, 2026 was $17,004,696.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(g)	Held in connection with written option contracts. See Schedule of Written Options for further information.

Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Autodesk, Inc., Expiration: 06/18/2026; Exercise Price: $250.00	$(263,340)	(11)	$(16,610)
Ferrari NV, Expiration: 04/17/2026; Exercise Price: $360.00	(575,365)	(17)	(6,163)
Total Call Options			(22,773)

Put Options - (0.1)%
ConocoPhillips, Expiration: 06/18/2026; Exercise Price: $120.00	(567,600)	(43)	(17,415)
Linde PLC, Expiration: 06/18/2026; Exercise Price: $490.00	(644,488)	(13)	(26,065)
Marvell Technology, Inc., Expiration: 06/18/2026; Exercise Price: $97.50	(99,050)	(10)	(9,875)
Occidental Petroleum Corp., Expiration: 06/18/2026; Exercise Price: $50.00	(468,000)	(72)	(5,724)
ON Semiconductor Corp., Expiration: 06/18/2026; Exercise Price: $60.00	(396,288)	(64)	(31,680)
SLB Ltd., Expiration: 06/18/2026; Exercise Price: $45.00	(611,541)	(119)	(18,207)
United Parcel Service, Inc., Expiration: 06/18/2026; Exercise Price: $100.00	(314,816)	(32)	(24,720)
Total Put Options			(133,686)
TOTAL WRITTEN OPTIONS (Premiums received $249,770)			$(156,459)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than (0.05)% of net assets.

Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

COMMON STOCKS - (25.1)%	Shares	Value
Aerospace & Defense - (0.4)%
TransDigm Group, Inc.	(506)	$(586,434)

Banks - (0.9)%
HDFC Bank Ltd. - ADR	(20,567)	(511,707)
ICICI Bank Ltd. - ADR	(29,128)	(754,415)
		(1,266,122)

Beverages - (0.8)%
Brown-Forman Corp. - Class B	(14,363)	(379,758)
Constellation Brands, Inc. - Class A	(3,739)	(560,850)
Diageo PLC	(8,980)	(165,314)
		(1,105,922)

Chemicals - (0.2)%
Air Liquide SA	(1,247)	(255,636)

Commercial Services - (1.5)%
Automatic Data Processing, Inc.	(2,980)	(605,477)
Cintas Corp.	(2,998)	(507,082)
PayPal Holdings, Inc.	(12,714)	(575,054)
Verisk Analytics, Inc.	(2,291)	(434,717)
		(2,122,330)

Computers - (0.4)%
Accenture PLC - Class A	(2,185)	(433,263)
Zscaler, Inc.	(775)	(108,725)
		(541,988)

Distribution & Wholesale - (0.6)%
Copart, Inc.	(16,441)	(545,841)
LKQ Corp.	(7,902)	(232,082)
		(777,923)

Diversified Financial Services - (1.5)%
American Express Co.	(627)	(189,655)
Mastercard, Inc. - Class A	(1,381)	(690,030)
Raymond James Financial, Inc.	(2,359)	(341,560)
T Rowe Price Group, Inc.	(3,354)	(302,329)
Visa, Inc. - Class A	(2,019)	(610,223)
		(2,133,797)

Entertainment - (0.4)%
Liberty Media Corp.-Liberty Formula One - Class C	(6,036)	(513,181)

Environmental Control - (1.0)%
Republic Services, Inc.	(2,725)	(596,830)
Waste Connections, Inc.	(5,055)	(821,134)
		(1,417,964)

Food - (2.7)%
Cal-Maine Foods, Inc.	(4,105)	(324,911)
Conagra Brands, Inc.	(21,385)	(336,172)
General Mills, Inc.	(12,278)	(456,987)
Hormel Foods Corp.	(15,360)	(347,904)
Ingredion, Inc.	(8,206)	(924,488)
Kraft Heinz Co.	(20,495)	(460,932)
McCormick & Co., Inc.	(11,124)	(561,095)
Mondelez International, Inc. - Class A	(5,044)	(290,736)
Nestle SA	(1,402)	(136,824)
		(3,840,049)

Healthcare - Products - (1.6)%
Abbott Laboratories	(5,701)	(585,322)
Agilent Technologies, Inc.	(2,702)	(307,974)
Boston Scientific Corp.	(7,441)	(466,923)
Medtronic PLC	(1,767)	(153,110)
Stryker Corp.	(454)	(149,180)
Zimmer Biomet Holdings, Inc.	(6,392)	(577,964)
		(2,240,473)

Healthcare - Services - (0.3)%
Centene Corp.	(11,878)	(388,886)
Elevance Health, Inc.	(323)	(94,558)
		(483,444)

Home Furnishings - (0.5)%
Sony Group Corp. - ADR	(31,063)	(643,004)

Household Products & Wares - (0.5)%
Kimberly-Clark Corp.	(6,914)	(666,994)

Insurance - (2.9)%
Aon PLC - Class A	(2,122)	(684,939)
Arthur J Gallagher & Co.	(2,395)	(518,709)
Berkshire Hathaway, Inc. - Class B	(443)	(212,285)
Marsh & McLennan Cos., Inc.	(4,078)	(707,329)
MetLife, Inc.	(10,139)	(717,030)
Progressive Corp.	(3,316)	(657,364)
Prudential Financial, Inc.	(5,169)	(504,960)
		(4,002,616)

Internet - (1.2)%
CDW Corp.	(5,405)	(654,113)
JD.com, Inc. - ADR	(24,372)	(720,680)
Netflix, Inc.	(3,499)	(336,429)
		(1,711,222)

Machinery - Diversified - (0.4)%
Xylem, Inc.	(5,291)	(632,274)

Media - (0.7)%
Thomson Reuters Corp.	(4,534)	(407,969)
Walt Disney Co.	(5,337)	(514,380)
		(922,349)

Packaging & Containers - (0.4)%
Silgan Holdings, Inc.	(15,446)	(599,305)

Pharmaceuticals - (1.0)%
Sanofi SA - ADR	(13,791)	(664,450)
Zoetis, Inc.	(5,731)	(677,462)
		(1,341,912)

Retail - (0.9)%
Chipotle Mexican Grill, Inc.	(16,348)	(523,300)
O'Reilly Automotive, Inc.	(7,326)	(676,263)
		(1,199,563)

Semiconductors - (0.4)%
QUALCOMM, Inc.	(4,683)	(603,077)

Software - (3.1)%
Adobe, Inc.	(1,775)	(431,467)
Fidelity National Information Services, Inc.	(10,430)	(489,272)
Fiserv, Inc.	(7,009)	(391,102)
Microsoft Corp.	(1,525)	(564,509)
NetEase, Inc. - ADR	(1,931)	(216,156)
Paychex, Inc.	(5,727)	(527,571)
Paycom Software, Inc.	(3,169)	(385,160)
Roper Technologies, Inc.	(1,491)	(527,605)
SAP SE - ADR	(2,779)	(475,793)
Workday, Inc. - Class A	(3,126)	(406,130)
		(4,414,765)

Telecommunications - (0.3)%
T-Mobile US, Inc.	(2,193)	(460,596)

Water - (0.5)%
American Water Works Co., Inc.	(5,435)	(739,649)
TOTAL COMMON STOCKS (Proceeds $41,867,792)		(35,222,589)

REAL ESTATE INVESTMENT TRUSTS - (1.5)%
Alexandria Real Estate Equities, Inc.	(6,992)	(324,568)
American Tower Corp.	(3,043)	(525,161)
Crown Castle, Inc.	(8,609)	(699,998)
Invitation Homes, Inc.	(20,935)	(520,235)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,604,129)		(2,069,962)

TOTAL SECURITIES SOLD SHORT (Proceeds $44,471,921)		$(37,292,551)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

The Blueprint Chesapeake Multi-Asset Trend ETF & Blueprint-Chesapeake Cayman Subsidiary had the following futures contracts outstanding with StoneX Financial, Inc.:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Tokyo Overnight Average Rate	43	09/15/2026	$6,690,792	$(857)
Arabica Coffee (a)	3	05/18/2026	335,644	1,447
Brent Crude Oil (a)	6	04/30/2026	623,820	(83)
Canadian Canola Oil (a)	24	05/14/2026	251,703	(883)
Cboe Volatility Index	1	04/15/2026	25,022	(3,232)
Copper (a)	4	05/27/2026	561,400	(42,868)
WTI Crude Oil (a)	6	04/21/2026	608,280	35,853
Crude Palm Oil (a)	22	06/15/2026	655,816	39,968
Crude Soybean Oil (a)	14	05/14/2026	578,592	82,080
Euro STOXX 50 Dividend Index	85	12/17/2027	1,638,495	105,330
Euro STOXX 50 Dividend Index	98	12/15/2028	1,855,214	(18,623)
Euro STOXX Select Dividend 30 Index	99	06/19/2026	2,403,422	(37,188)
European Rapeseed (a)	21	04/30/2026	622,148	24,668
Feeder Cattle (a)	10	05/21/2026	1,832,375	82,136
Gold (a)	5	06/26/2026	2,339,300	75,627
Hard Red Winter Wheat (a)	3	05/14/2026	95,325	2,347
iBoxx iShares $ High Yield Corporate Bond Index	11	06/01/2026	1,976,810	(28,702)
International Arabica Coffee (a)	10	09/22/2026	338,750	(23,882)
International Live Cattle (a)	57	05/29/2026	1,305,222	46,765
Live Cattle (a)	19	06/30/2026	1,848,890	86,543
London Metal Exchange - Aluminum (a)	20	06/17/2026	1,741,070	187,623
London Metal Exchange - Copper (a)	6	06/17/2026	1,850,028	(83,976)
London Metal Exchange - Nickel (a)	6	06/17/2026	615,096	(13,769)
London Metal Exchange - Tin (a)	5	06/17/2026	1,169,175	(77,920)
London Metal Exchange - Zinc (a)	11	06/17/2026	891,825	(27,942)
Low Sulphur Gas Oil (a)	7	05/12/2026	867,475	34,273
MIAX Hard Red Spring Wheat (a)	1	05/14/2026	32,925	283
Natural Gas (a)	2	04/28/2026	57,680	211
Dutch Title Transfer Facility Natural Gas (a)	5	04/29/2026	217,555	(7,331)
New Zealand 3 Month Treasury Bills	63	12/16/2026	35,648,321	(6,352)
NY Harbor Ultra-Low Sulfur Diesel (a)	5	04/30/2026	863,898	94,834
Oats (a)	9	05/14/2026	159,413	(4,451)
Palladium (a)	3	06/26/2026	446,250	(114,824)
Platinum (a)	10	07/29/2026	985,100	41,929
Reformulated Blendstock Gasoline (a)	5	04/30/2026	672,819	94,897
S&P 500 Annual Dividend Index	356	12/18/2026	7,253,500	113,916
S&P 500 Annual Dividend Index	164	12/17/2027	3,273,850	(54,878)
Singapore Exchange Technically Specified Rubber 20 (a)	103	05/29/2026	1,009,400	38,707
Singapore Exchange TSI Iron Ore (a)	81	05/29/2026	854,388	648
Silver (a)	4	05/27/2026	1,498,380	(333,539)
Soybeans (a)	22	05/14/2026	1,288,100	(4,263)
U.K. Natural Gas (a)	5	04/29/2026	261,835	(10,098)
				$294,424
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(85)	06/15/2027	$14,788,435	$3,442
3 Month Canadian Overnight Repo Rate Average	(69)	12/14/2027	12,001,021	(31,816)
3 Month Euribor	(72)	09/13/2027	20,165,226	56,626
3 Month Euribor	(59)	09/18/2028	16,531,081	14,247
3 Month Swiss Average Overnight Rate	(90)	06/15/2027	27,922,345	6,356
3 Month Swiss Average Overnight Rate	(67)	12/14/2027	20,792,888	1,868
30 Day Federal Funds Rate	(60)	08/31/2026	24,098,178	16,638
30 Day Federal Funds Rate	(33)	11/30/2026	13,254,685	43,517
3 Month Secured Overnight Financing Rate	(54)	12/14/2027	13,032,225	8,545
3 Month Secured Overnight Financing Rate	(27)	12/19/2028	6,515,775	(7,203)
Australian Government 3 Year Bonds	(101)	06/15/2026	7,170,303	18,263
Australian Government 10 Year Bonds	(37)	06/15/2026	2,730,616	3,177
Australian 90 Day Bank Bills	(141)	03/11/2027	95,438,782	153,208
Australian 90 Day Bank Bills	(126)	09/09/2027	85,306,508	103,613
Canadian 2 Year Government Bonds	(112)	06/19/2026	8,442,034	(36,595)
Canadian 5 Year Government Bonds	(13)	06/19/2026	1,057,196	(3,686)
Canadian 10 Year Government Bonds	(6)	06/19/2026	515,969	(1,144)
Milk (a)	(18)	04/28/2026	624,600	2,168
Corn (a)	(232)	05/15/2026	1,458,055	(14,448)
Corn No. 2 Yellow (a)	(11)	05/14/2026	251,763	(9,682)
Cotton No. 2 (a)	(20)	05/06/2026	700,000	(59,702)
Euro-OAT	(12)	06/08/2026	1,641,065	9,224
Euro-Schatz	(82)	06/08/2026	9,991,358	92,793
Euro-Bobl	(27)	06/08/2026	3,590,978	48,545
Euro-Bund	(20)	06/08/2026	2,889,503	65,379
Euro-Buxl	(8))	06/08/2026	1,016,338	13,800
iBoxx iShares $ Investment Grade Corporate Bond Index	(1)	06/01/2026	146,215	(1,009)
ICE 3 Month Sterling Overnight Index Average Rate	(44)	12/14/2027	13,894,332	73,091
ICE 3 Month Sterling Overnight Index Average Rate	(40)	12/19/2028	12,649,673	2,008
Euro-BTP Italian Government Short Bonds	(85)	06/08/2026	10,366,690	70,233
Euro-BTP Italian Government Bonds	(11)	06/08/2026	1,473,764	1,358
Japanese 10 Year Government Bonds	(7)	06/15/2026	5,733,673	72,571
London Metal Exchange - Lead (a)	(15)	06/17/2026	711,330	29,933
Long Gilt	(8)	06/26/2026	926,153	(1,716)
Lumber (a)	(36)	05/15/2026	602,415	(27,467)
Milling Wheat No. 2 (a)	(26)	05/11/2026	306,689	(18,834)
Rough Rice (a)	(40)	05/14/2026	910,000	(68,206)
Soybean Meal (a)	(10)	05/14/2026	316,400	(8,151)
Soybeans (a)	(21)	05/22/2026	866,867	(58,836)
Sugar No. 11 (a)	(44)	04/30/2026	764,826	(100,264)
U.S. Treasury 2 Year Notes	(29)	06/30/2026	6,015,914	27,088
U.S. Treasury 3 Year Notes	(24)	06/30/2026	5,073,375	(7,546)
U.S. Treasury 5 Year Notes	(33)	06/30/2026	3,569,930	(3,903)
U.S. Treasury 10 Year Notes	(17)	06/18/2026	1,887,797	(11,534)
U.S. Treasury Long Bonds	(11)	06/18/2026	1,252,625	39,832
U.S. Treasury Ultra Long 10 Year Notes	(5)	06/18/2026	567,578	(1,035)
U.S. Treasury Ultra Long Bonds	(5)	06/18/2026	582,812	19,199
Wheat (a)	(4)	05/14/2026	123,250	(12,871)
Wheat (a)	(238)	07/24/2026	4,172,560	(98,331)
White Maize (a)	(33)	07/24/2026	660,096	(43,092)
White Sugar (a)	(29)	07/16/2026	655,400	1,633
Yellow Maize (a)	(32)	07/24/2026	664,396	(55,443)
				$315,841
Net Unrealized Appreciation (Depreciation)		$ –	$–	$610,265

(a)	All or a portion of the investment is a holding of the Blueprint-Chesapeake Cayman Subsidiary.

Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	04/15/2026	CAD	2,984,184	NZD	3,709,000	$22,870
StoneX Financial, Inc.	04/15/2026	CNH	25,184,000	CAD	4,986,789	74,931
StoneX Financial, Inc.	04/15/2026	CNH	21,715,210	CHF	2,512,000	16,287
StoneX Financial, Inc.	04/15/2026	CNH	13,532,538	GBP	1,472,000	20,592
StoneX Financial, Inc.	04/15/2026	CNH	40,082,000	SGD	7,432,640	42,753
StoneX Financial, Inc.	04/15/2026	COP	6,133,001,000	USD	1,661,958	7,924
StoneX Financial, Inc.	04/15/2026	EUR	1,185,000	CZK	29,126,786	76
StoneX Financial, Inc.	04/15/2026	EUR	1,986,000	GBP	1,718,010	24,493
StoneX Financial, Inc.	04/15/2026	EUR	3,292,415	PLN	14,016,000	36,868
StoneX Financial, Inc.	04/15/2026	NOK	20,393,980	GBP	1,579,000	11,317
StoneX Financial, Inc.	04/15/2026	NOK	24,074,000	SEK	23,172,616	36,763
StoneX Financial, Inc.	06/17/2026	USD	1,948,601	CAD	2,640,000	50,394
StoneX Financial, Inc.	06/17/2026	USD	1,713,278	CHF	1,360,000	6,167
StoneX Financial, Inc.	04/15/2026	USD	3,248,845	IDR	54,960,000,000	15,836
StoneX Financial, Inc.	06/17/2026	USD	3,120,227	INR	291,000,000	76,732
StoneX Financial, Inc.	06/17/2026	USD	1,035,126	JPY	162,991,000	3,817
StoneX Financial, Inc.	06/17/2026	USD	1,499,898	KRW	2,209,279,000	54,025
StoneX Financial, Inc.	06/17/2026	USD	831,610	NZD	1,402,000	29,649
StoneX Financial, Inc.	04/15/2026	USD	2,338,212	PHP	138,979,000	52,178
StoneX Financial, Inc.	06/17/2026	USD	590,373	PLN	2,199,000	693
StoneX Financial, Inc.	06/17/2026	USD	499,765	SEK	4,739,000	320
StoneX Financial, Inc.	04/15/2026	AUD	4,121,000	CAD	4,010,668	(53,887)
StoneX Financial, Inc.	04/15/2026	AUD	2,560,000	CHF	1,426,009	(24,705)
StoneX Financial, Inc.	04/15/2026	AUD	3,301,000	CNH	16,244,488	(94,379)
StoneX Financial, Inc.	04/15/2026	AUD	3,192,622	EUR	1,976,000	(92,245)
StoneX Financial, Inc.	04/15/2026	AUD	3,703,046	GBP	1,982,000	(77,876)
StoneX Financial, Inc.	04/15/2026	AUD	3,313,000	JPY	376,233,026	(99,648)
StoneX Financial, Inc.	04/15/2026	AUD	6,912,000	NZD	8,355,989	(36,072)
StoneX Financial, Inc.	06/17/2026	AUD	3,121,000	USD	2,232,577	(97,493)
StoneX Financial, Inc.	06/17/2026	BRL	6,660,000	USD	1,266,318	(13,027)
StoneX Financial, Inc.	04/15/2026	CAD	1,046,395	EUR	666,000	(17,630)
StoneX Financial, Inc.	04/15/2026	CAD	3,674,493	GBP	2,020,000	(28,949)
StoneX Financial, Inc.	04/15/2026	CAD	2,304,000	JPY	269,116,877	(41,953)
StoneX Financial, Inc.	04/15/2026	CHF	998,773	CAD	1,747,000	(7,567)
StoneX Financial, Inc.	04/15/2026	CHF	1,629,000	CNH	14,399,671	(56,606)
StoneX Financial, Inc.	04/15/2026	CHF	1,356,464	EUR	1,508,000	(47,803)
StoneX Financial, Inc.	04/15/2026	CHF	1,032,789	GBP	992,000	(20,610)
StoneX Financial, Inc.	04/15/2026	CHF	1,884,000	JPY	384,571,786	(72,116)
StoneX Financial, Inc.	04/15/2026	CHF	1,679,000	SEK	19,990,571	(7,095)
StoneX Financial, Inc.	06/17/2026	CHF	1,056,000	USD	1,370,183	(44,662)
StoneX Financial, Inc.	06/17/2026	CLP	1,659,640,000	USD	1,856,427	(77,491)
StoneX Financial, Inc.	04/15/2026	CNH	25,730,000	EUR	3,244,519	(11,316)
StoneX Financial, Inc.	04/15/2026	CNH	13,687,000	JPY	316,240,377	(6,582)
StoneX Financial, Inc.	06/17/2026	CNH	52,604,000	USD	7,716,024	(57,988)
StoneX Financial, Inc.	04/15/2026	CZK	104,658,233	EUR	4,294,000	(41,855)
StoneX Financial, Inc.	06/17/2026	CZK	30,644,000	USD	1,459,296	(20,824)
StoneX Financial, Inc.	04/15/2026	DKK	8,932,000	USD	1,388,786	(10,340)
StoneX Financial, Inc.	04/15/2026	EUR	2,082,000	JPY	382,660,524	(8,068)
StoneX Financial, Inc.	06/17/2026	EUR	1,388,000	USD	1,616,328	(11,325)
StoneX Financial, Inc.	04/15/2026	GBP	921,000	JPY	195,776,777	(17,867)
StoneX Financial, Inc.	06/17/2026	GBP	1,055,000	USD	1,416,014	(25,151)
StoneX Financial, Inc.	04/15/2026	HUF	1,375,768,622	EUR	3,558,000	(2,035)
StoneX Financial, Inc.	06/17/2026	HUF	436,676,000	USD	1,300,709	(4,611)
StoneX Financial, Inc.	06/17/2026	ILS	6,272,000	USD	2,026,102	(35,012)
StoneX Financial, Inc.	06/17/2026	MXN	38,383,000	USD	2,157,066	(44,172)
StoneX Financial, Inc.	04/15/2026	NOK	18,801,905	CHF	1,555,000	(8,450)
StoneX Financial, Inc.	04/15/2026	NOK	23,045,073	EUR	2,064,000	(14,282)
StoneX Financial, Inc.	04/15/2026	NOK	18,047,000	JPY	296,534,926	(14,034)
StoneX Financial, Inc.	06/17/2026	NOK	11,952,000	USD	1,239,395	(13,235)
StoneX Financial, Inc.	04/15/2026	NZD	2,620,000	JPY	246,343,325	(55,297)
StoneX Financial, Inc.	06/17/2026	PLN	3,812,000	USD	1,039,280	(17,062)
StoneX Financial, Inc.	04/15/2026	SEK	14,749,915	CHF	1,248,000	(6,185)
StoneX Financial, Inc.	04/15/2026	SEK	34,097,184	EUR	3,204,000	(112,186)
StoneX Financial, Inc.	04/15/2026	SEK	17,047,711	GBP	1,384,000	(34,019)
StoneX Financial, Inc.	04/15/2026	SEK	15,367,000	JPY	265,015,299	(53,754)
StoneX Financial, Inc.	06/17/2026	SEK	10,700,000	USD	1,168,720	(41,042)
StoneX Financial, Inc.	06/17/2026	THB	55,280,000	USD	1,750,372	(63,386)
StoneX Financial, Inc.	06/17/2026	USD	1,035,172	CZK	22,061,000	(402)
StoneX Financial, Inc.	04/15/2026	USD	1,269,836	DKK	8,254,000	(3,977)
StoneX Financial, Inc.	06/17/2026	USD	2,296,415	EUR	1,996,000	(11,644)
StoneX Financial, Inc.	06/17/2026	USD	2,785,836	THB	91,656,000	(11,241)
StoneX Financial, Inc.	04/15/2026	USD	1,664,427	TWD	53,267,000	(3,628)
StoneX Financial, Inc.	04/15/2026	ZAR	46,255,257	EUR	2,432,000	(105,189)
StoneX Financial, Inc.	06/17/2026	ZAR	28,370,000	USD	1,716,792	(69,303)
Net Unrealized Appreciation (Depreciation)						$(1,362,591)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Yuan
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$102,393,008	$–	$–	$102,393,008
Exchange Traded Funds	14,766,599	–	–	14,766,599
Investment Companies	549,596	–	–	549,596
Real Estate Investment Trusts	1,690,358	–	–	1,690,358
Purchased Options	–	461,035	–	461,035
Money Market Funds	13,329,535	–	–	13,329,535
Total Investments	$132,729,096	$461,035	$–	$133,190,131

Other Financial Instruments:
Futures Contracts *	$2,188,440	$–	$–	$2,188,440
Forward Currency Contracts *	–	584,685	–	584,685
Total Other Financial Instruments	$2,188,440	$584,685	$–	$2,773,125

Liabilities:
Investments:
Common Stocks	$(35,222,589)	$–	$–	$(35,222,589)
Real Estate Investment Trusts	(2,069,962)	–	–	(2,069,962)
Written Options	–	(156,459)	–	(156,459)
Total Investments	$(37,292,551)	$(156,459)	$–	$(37,449,010)
Other Financial Instruments:
Forward Currency Contracts *	$–	$(1,947,276)	$–	$(1,947,276)
Futures Contracts *	(1,578,175)	–	–	(1,578,175)
Total Other Financial Instruments	$(1,578,175)	$(1,947,276)	$–	$(3,525,451)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Consolidated Schedule of Investments and the Consolidated Schedule of Securities Sold Short for further disaggregation of investment categories.